Related Party Transactions - Schedule of Related Party Transactions (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CyberStep, Inc. [Member]
Schedule of Related Party Transactions [Line items]
Nature of Relationship	The principal shareholder of the Company
Neko-neko Company [Member]
Schedule of Related Party Transactions [Line items]
Nature of Relationship	An affiliate of the Company
Kazusa Aranami [Member]
Schedule of Related Party Transactions [Line items]
Nature of Relationship	The director of the Company
Related Party [Member]
Amount due from related parties
Amount due from related parties	¥ 555	¥ 3,214
Short-term loan receivable
Short-term loan receivable	200,362
Amount due to related parties
Amount due to related parties	2,041	49
Sound production and talent management service to related party. Unsecured, interest-free and receivable on demand [Member] | Related Party [Member] | CyberStep, Inc. [Member]
Amount due from related parties
Amount due from related parties		3,214
Internet service to related party. Unsecured, interest-free and receivable on demand [Member] | Related Party [Member] | Neko-neko Company [Member]
Amount due from related parties
Amount due from related parties	555
Short-Term Loan and Interest Income to Related Party [Member] | Related Party [Member] | CyberStep, Inc. [Member]
Short-term loan receivable
Short-term loan receivable	200,362
Outsourcing services provided by related party. Unsecured, interest-free and repayable on demand [Member] | Related Party [Member] | CyberStep, Inc. [Member]
Amount due to related parties
Amount due to related parties	973
Outsourcing services provided by related party. Unsecured, interest-free and repayable on demand [Member] | Related Party [Member] | Kazusa Aranami [Member]
Amount due to related parties
Amount due to related parties	1,068	49
Internet (Vtuber) Income [Member] | Related Party [Member] | Laughact, Inc. [Member]
Amount due to related parties
Revenue			¥ 1,011
Sound Production and Talent Management Income and Internet Income [Member] | Related Party [Member] | CyberStep, Inc. [Member]
Amount due to related parties
Revenue	5,017	14,776	6,649
Audio Production and Talent Management Income [Member] | Related Party [Member] | Lode Runner Inc. [Member]
Amount due to related parties
Revenue			10,000
Outsourcing Services Provided by Related Party [Member] | Related Party [Member] | CyberStep, Inc. [Member]
Amount due to related parties
Outsourcing Expenses	15,538	4,033	11,916
Outsourcing Services Provided by Related Party [Member] | Related Party [Member] | Kazusa Aranami [Member]
Amount due to related parties
Outsourcing Expenses	3,075	1,959
Commission Fee to Related Party [Member] | Related Party [Member] | CyberStep, Inc. [Member]
Amount due to related parties
Selling, General and Administrative Expenses	59	850
Intrest Income from Related Party [Member] | Related Party [Member] | CyberStep, Inc. [Member]
Amount due to related parties
Other Income	362
Residence Rent Coverage from Related Party [Member] | Related Party [Member] | Kazusa Aranami [Member]
Amount due to related parties
Other Income	78
Interest Expenses to Related Party [Member] | Related Party [Member] | CyberStep, Inc. [Member]
Amount due to related parties
Interest expenses	¥ 281	¥ 1,633